Investments and Advances Noncurrent (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Non-marketable equity securities accounted for under the cost method
Other	¥ 12,178	¥ 9,888
Guaranty deposits	23,735	25,452
Advances	1,159	1,517
Other	23,468	24,515
Other, including marketable equity securities (notes 4 and 7)	199,906	184,847
Auction rate securities
Non-marketable equity securities accounted for under the cost method
Non-marketable securities	6,948	10,041
Equity securities
Non-marketable equity securities accounted for under the cost method
Marketable securities	92,421	94,560
Government, agency and local bonds
Non-marketable equity securities accounted for under the cost method
Marketable securities	1,999	1,999
U.S. government and agency debt securities
Non-marketable equity securities accounted for under the cost method
Marketable securities	37,029	14,875
Preferred stock
Non-marketable equity securities accounted for under the cost method
Non-marketable securities	¥ 969	¥ 2,000